SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
SEGMENT INFORMATION
Revenues	$ 29,005	$ 30,900	$ 58,998
Individuals and communities
SEGMENT INFORMATION
Revenues	10,909	11,202	22,161
Institutions and payers
SEGMENT INFORMATION
Revenues	17,547	18,959	36,351
Others
SEGMENT INFORMATION
Revenues	549	739	486
Europe
SEGMENT INFORMATION
Revenues	6,831	7,127	13,374
Europe | Institutions and payers
SEGMENT INFORMATION
Revenues	6,831	7,127	13,374
Israel
SEGMENT INFORMATION
Revenues	21,625	23,034	45,138
Israel | Individuals and communities
SEGMENT INFORMATION
Revenues	10,909	11,202	22,161
Israel | Institutions and payers
SEGMENT INFORMATION
Revenues	10,716	11,832	22,977
ROW
SEGMENT INFORMATION
Revenues	549	739	486
ROW | Others
SEGMENT INFORMATION
Revenues	$ 549	$ 739	$ 486